Basic and diluted loss per share (Details) £ / shares in Units, £ in Thousands		12 Months Ended
		Dec. 31, 2021 GBP (£) £ / shares shares	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£) £ / shares shares	Feb. 09, 2021	Jan. 22, 2021
Basic and diluted loss [Abstract]
Loss for the year | £		£ (131,523)	£ (74,093)	£ (103,931)
Basic weighted average number of shares (in shares) | shares		42,488,579	26,523,411	22,297,935
Diluted weighted average number of shares (in shares) | shares		42,488,579	26,523,411	22,297,935
Basic loss per share (in pounds per share) | £ / shares		£ (3.10)	£ (2.79)	£ (4.66)
Diluted loss per share (in pounds per share) | £ / shares	[1]	£ (3.10)	£ (2.79)	£ (4.66)
Events after reporting period
Share exchange and stock split conversion rate		0.05
Immunocore Holdings Limited [Member]
Events after reporting period
Share exchange and stock split conversion rate		0.01				0.01
Forecast [Member] | Immunocore Holdings plc [member]
Events after reporting period
Share exchange and stock split conversion rate					20
Forecast [Member] | Immunocore Holdings Limited [Member]
Events after reporting period
Share exchange and stock split conversion rate					0.01

[1]	The basic and diluted loss per share are adjusted for the (i) the exchange of shares of Immunocore Limited for shares of Immunocore Holdings Limited on a 1 for 100 basis, and (ii) the reorganization of the share capital of Immunocore Holdings plc, resulting in a consolidation with the effect of a 20 to 1 reverse stock split on the Company’s ordinary shares and non-voting ordinary shares, all of which took place in connection with the Company’s initial public offering which closed on February 9, 2021. Refer to Note 30 for further information.